Stockholders' Equity (Deficit) - Summary of significant inputs to the Black-Scholes Option Pricing Model for the fair value of the Warrants (Details)	Apr. 30, 2022	Apr. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life in years	5 years	5 years
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.6	2
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	55	66.2